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                                                                    1933 Act
                                                                    Rule 497(j)

                                                                    VIA EDGAR

November 20, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Phoenix Life Insurance Company ("PLIC")
    Phoenix Life Variable Accumulation Account
    File Nos. 002-78020 and 811-03488
    Registration Statement on Form N-4

To the Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information do not differ from those contained in the Registrant's most recent registration statement amendment, filed electronically pursuant to Rule 485(b).

Please direct any questions concerning this amendment to the undersigned at
(860) 403-6486.

Very truly yours,

/s/ Mary K. (Kate) Johnson
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Mary K. (Kate) Johnson
Counsel
Phoenix Life Insurance Company